Revenues	9 Months Ended
Sep. 30, 2019
Revenues
Revenues

10. Revenues

	Three months ended September 30,
	SYSTEMS		SERVICES
	2019	2018	2019	2018
	(€ in thousands)
Primary geographical markets
EMEA	946	770	1,639	2,165
Asia Pacific	221	2,163	212	106
Americas	469	811	949	1,106
	1,636	3,744	2,800	3,377

Timing of revenue recognition
Products transferred at a point in time	1,235	3,647	2,800	3,377
Products and services transferred over time	401	97	--	--
Revenue from contracts with customers	1,636	3,744	2,800	3,377

	Nine months ended September 30,
	SYSTEMS		SERVICES
	2019	2018	2019	2018
	(€ in thousands)
Primary geographical markets
EMEA	2,782	2,832	5,119	6,925
Asia Pacific	1,151	3,014	712	472
Americas	2,247	1,156	3,040	3,036
	6,180	7,002	8,871	10,433

Timing of revenue recognition
Products transferred at a point in time	5,360	6,485	8,871	10,433
Products and services transferred over time	820	517	0	0
Revenue from contracts with customers	6,180	7,002	8,871	10,433

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(€ in thousands)		(€ in thousands)
EMEA	2,585	2,935	7,901	9,757
Germany	1,231	1,546	3,606	4,284
France	399	397	1,039	2,146
Sweden	102	46	318	209
Others	853	946	2,938	3,118
Asia Pacific	433	2,269	1,863	3,486
Indonesia	7	1,758	55	1,784
China	242	132	734	460
South Korea	135	361	481	667
Others	49	18	593	575
Americas	1,418	1,917	5,287	4,192
United States	1,289	1,871	5,096	4,125
Others	129	46	191	67
Total	4,436	7,121	15,051	17,435